UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                 New York, NY                February  17, 2009
-------------                 ------------                ------------------
 [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       50

Form 13F Information Table Value Total: $262,498
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number            Name
1.              028-11646                       JAM Partners, LP

                                                    FORM 13F INFORMATION TABLE
                                                   Jacobs Asset Management, LLC
COLUMN 1                      COLUMN  2     COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                     VALUE     SHRS OR    SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP      (X$1000)   PRN AMT    PRN  CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                --------       -----      --------   -------    ---  ----   ----------  --------  ----    ------  ----
MAX CAPITAL GROUP LTD          SHS           G6052F103    3224       182,164  SH        Shared-Defined    1             182,164
NICHOLAS FINANCIAL INC         COM NEW       65373J209     613       260,764  SH        Shared-Defined    1             260,764
ONEBEACON INSURANCE GROUP LT   CL A          G67742109    3977       380,900  SH        Shared-Defined    1             380,900
AMERICAN BANCORP N J INC       COM           02407E104    8082       679,125  SH        Shared-Defined    1             679,125
ANNALY CAP MGMT INC            COM           035710409   15416       971,400  SH        Shared-Defined    1             971,400
ANWORTH MORTGAGE ASSET CP      COM           037347101    9163     1,425,000  SH        Shared-Defined    1           1,425,000
AON CORP                       COM           037389103    6829       149,500  SH        Shared-Defined    1             149,500
BANK OF AMERICA CORPORATION    COM           060505104    4224       300,000  SH        Shared-Defined    1             300,000
BENEFICIAL MUTUAL BANCORP IN   COM           08173R104    3029       269,246  SH        Shared-Defined    1             269,246
BERKSHIRE HILLS BANCORP INC    COM           084680107    4666       151,200  SH        Shared-Defined    1             151,200
BROOKLINE BANCORP INC DEL      COM           11373M107    2617       245,700  SH        Shared-Defined    1             245,700
BROOKLYN FEDERAL BANCORP INC   COM           114039100    4252       302,600  SH        Shared-Defined    1             302,600
CAPE BANCORP INC               COM           139209100    3017       326,144  SH             Sole       None  326,144
CAPE BANCORP INC               COM           139209100    8642       934,265  SH        Shared-Defined    1             934,265
CAPSTEAD MTG CORP              COM NO PAR    14067E506    6765       628,100  SH        Shared-Defined    1             628,100
CARE INVESTMENT TRUST INC      COM           141657106    5522       708,841  SH        Shared-Defined    1             708,841
CENTER BANCORP INC             COM           151408101    5127       626,772  SH        Shared-Defined    1             626,772
CENTURY BANCORP INC            CL A NON VTG  156432106    4694       298,000  SH        Shared-Defined    1             298,000
CHUBB CORP                     COM           171232101    7650       150,000  SH        Shared-Defined    1             150,000
CLIFTON SVGS BANCORP INC       COM           18712Q103    6927       584,101  SH        Shared-Defined    1             584,101
COMMUNITY BANKERS TR CORP      COM           203612106     225        75,000  SH        Shared-Defined    1              75,000
CHICOPEE BANCORP INC           COM           168565109    3868       325,000  SH        Shared-Defined    1             325,000
DOLLAR FINL CORP               COM           256664103    3554       345,000  SH        Shared-Defined    1             345,000
ESSA BANCORP INC               COM           29667D104    1759       124,509  SH             Sole       None  124,509
ESSA BANCORP INC               COM           29667D104    8979       635,489  SH        Shared-Defined    1             635,489
FIRST COMWLTH FINL CORP PA     COM           319829107    1548       125,000  SH        Shared-Defined    1             125,000
GOLDLEAF FINANCIAL SOLUTIONS   COM NEW       38144H208     604       815,838  SH        Shared-Defined    1             815,838
GREENLIGHT CAPITAL RE LTD      CLASS A       G4095J109    2655       204,364  SH        Shared-Defined    1             204,364
HATTERAS FINL CORP             COM           41902R103   11525       433,285  SH        Shared-Defined    1             433,285
HATTERAS FINL CORP             COM           41902R103    4139       113,625  SH             Sole       None  113,625
HOME FED BANCORP INC MD        COM           43710G105    4408       411,200  SH        Shared-Defined    1             411,200
JPMORGAN & CHASE & CO          COM           46625H100   11036       350,000  SH        Shared-Defined    1             350,000
LIBERTY BANCORP INC            COM           53017Q102    1786       240,045  SH        Shared-Defined    1             240,045
LOEWS CORP                     COM           540424108   13701       485,000  SH        Shared-Defined    1             485,000
MFA MTG INVTS INC              COM           55272X102    7258     1,232,279  SH        Shared-Defined    1           1,232,279
NEWPORT BANCORP INC            COM           651754103    3591       312,500  SH        Shared-Defined    1             312,500
NORTHEAST CMNTY BANCORP INC    COM           664112109    3072       442,643  SH        Shared-Defined    1             442,643
ORITANI FINL CORP              COM           686323106    4329       256,900  SH        Shared-Defined    1             256,900
PLATINUM UNDERWRITER HLDGS L   COM           G7127P100   13898       385,200  SH        Shared-Defined    1             385,200
PROVIDENT FINL HLDGS INC       COM           743868101    2598       574,700  SH        Shared-Defined    1             574,700
SPECIALTY UNDERWRITERS ALLIA   COM           84751T309     755       287,197  SH        Shared-Defined    1             287,197
TFS FINL CORP                  COM           87240R107    9133       708,010  SH        Shared-Defined    1             708,010
UNITED FINANCIAL BANCORP INC   COM           91030T109    4542       300,000  SH        Shared-Defined    1             300,000
UNITED WESTN BANCORP INC       COM           913201109    3288       351,300  SH        Shared-Defined    1             351,300
VIEWPOINT FINL GROUP           COM           926727108    1430        89,100  SH        Shared-Defined    1              89,100
WATERSTONE FINANCIAL INC       COM           941888109     410       122,486  SH        Shared-Defined    1             122,486
WHITE MTNS INS GROUP LTD       COM           G9618E107    4674        17,500  SH        Shared-Defined    1              17,500
WILLIS LEASE FINANCE CORP      COM           970646105    3022       446,527  SH             Sole       None  446,527
WILLIS LEASE FINANCE CORP      COM           970646105    6078       655,684  SH        Shared-Defined    1             655,684
ZENITH NATL INS CORP           COM           989390109   10197       323,000  SH        Shared-Defined    1             323,000